S000071282 [Member] Investment Objectives and Goals - iShares World ex U.S. Carbon Transition Readiness Aware Active ETF	Jan. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES WORLD EX U.S. CARBON TRANSITION READINESS AWARE ACTIVE ETF Ticker: LCTD Stock Exchange: NYSE Arca
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The iShares World ex U.S. Carbon Transition Readiness Aware Active ETF (formerly known as BlackRock World ex U.S. Carbon Transition Readiness ETF) (the “Fund”) seeks long-term capital appreciation by investing in large- and mid-capitalization World ex U.S. equity securities that may be better positioned to benefit from the transition to a low-carbon economy.